Other Income and Other Expenses - Summary of Other Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Foreign currency gain	₩ 1,210,689	₩ 1,688,838	₩ 1,174,376
Gain on disposal of property, plant and equipment	19,367	37,835	35,788
Gain on disposal of intangible assets	196	111	552
Reversal of impairment loss on property, plant and equipment	1,121
Reversal of impairment loss on intangible assets	1,152	1,110	960
Rental income	1,978	3,629	3,098
Gain on disposal of non-current assets held for sales			8,353
Others	17,632	53,123	44,124
Other income	₩ 1,252,135	₩ 1,784,646	₩ 1,267,251